Short-term bank loans and other debt - Short-term bank loans and other debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 73,419,108	$ 43,711,388
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 2, 2020, at 1.10% plus 1 month LIBOR [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 19,900,000	0
Maturity date	Jan. 02, 2020
Stated spread over variable rate	1.10%
Debt Instrument, Description of Variable Rate Basis	1 month LIBOR
Loan from Henan Zhongyuan Microfinance Co., Ltd. [Member] | Loan from Henan Zhongyuan Microfinance Co., Ltd., Due July 26, 2019, at 11.60% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		7,285,231
Maturity date	Jul. 26, 2019
Stated rate	11.60%
Loan from Zhongyuan Aviation Leasing Co.,Ltd. [Member] | Loan from Zhongyuan Aviation Leasing Co.,Ltd., Due December 20, 2020, at 10.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 11,467,562	0
Maturity date	Dec. 20, 2020
Stated rate	10.00%
Loan from Hua Xia Bank Co., Ltd. | Loan from Hua Xia Bank Co., Ltd. Due May 30, 2020, at 6.5250% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 8,600,671	0
Maturity date	May 30, 2020
Stated rate	6.525%
Loan from Zhongyuan Commercial Factoring [Member] | Loan from Zhongyuan Commercial Factoring Co., Ltd.Due January 30, 2020, at 10.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 28,668,902
Maturity date	Jan. 30, 2020
Stated rate	10.00%
Loan from Shandong Rongyue Finance Leasing Co., Ltd. | Loan from Shandong Rongyue Finance Leasing Co., Ltd. Due December 24, 2020, at 5.00% per annum
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,300,335	0
Maturity date	Dec. 24, 2020
Stated rate	5.00%
Loan from Kunlun Trust Co., Ltd. [Member] | Loan from Kunlun Trust Co., Ltd., Due June 28, 2019, at 10.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt		$ 36,426,157
Maturity date	Jun. 28, 2019
Stated rate	10.50%
Loan From Tianjin Finance Exchange Centre.[Member] | Loan From Tianjin Finance Exchange Centre at 9.00% [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 189,215
Stated rate	9.00%
Loan From Tianjin Finance Exchange Centre.[Member] | Loan From Tianjin Finance Exchange Centre at 8.50% [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 51,604
Stated rate	8.50%
Loan From Tianjin Finance Exchange Centre.[Member] | Loan From Tianjin Finance Exchange Centre at 8.00% [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 240,819
Stated rate	8.00%